WARRANTS (Details) - Aug. 31, 2014 - USD ($)	Total
Warrants Details
Outstanding, August, 2013
Outstanding, weighted average Exercise Price
Warrants issued with convertible debt	$ 533,333
Warrants issued with convertible debt , Weighted Average Exercise Price	$ 1.50
Warrants exercised	$ (533,333)
Warrants exercised , Weighted Average Exercise Price	$ 1.50
Outstanding, August, 2014
Outstanding, August, Weighted Average Exercise Price